Warrants liability (Tables)	6 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Warrants liability

	December 31, 2024	June 30, 2024

	(In thousands of US Dollars)
Warrants liability	2,079	3,670
	2,079	3,670